Retirement Benefit Obligations - The Amounts Recorded in Other Comprehensive (Income)/Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	$ 127	$ 346	$ 213
Other comprehensive (income)/loss	82	(806)	(538)
Total comprehensive (income)/loss	209	(460)	(325)
Cost of sales
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	90	282	174
Finance Cost
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	$ 37	$ 64	$ 39